RIGHT-OF-USE ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS
Depreciation	$ 213	$ 321
Battery Material Plant project expenses
RIGHT-OF-USE ASSETS
Depreciation	$ 166	$ 27